Changes in Level 3 U.S. Pension Plan Assets (Detail) (U.S. Plan, USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Fair Value at beginning of year	$ 1,094,100,000	$ 982,100,000
Actual Return on Plan Assets	131,100,000	53,300,000
Purchases	100,000,000	100,000,000
Fair Value at end of year	1,277,700,000	1,094,100,000
Fair Value, Inputs, Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair Value at end of year	77,600,000	74,700,000
Fair Value, Inputs, Level 3 | Private Equity Funds
Defined Benefit Plan Disclosure [Line Items]
Fair Value at beginning of year	45,500,000	33,500,000
Actual Return on Plan Assets	2,500,000	7,800,000
Purchases	4,300,000	7,000,000
Sales	(4,900,000)	(2,800,000)
Settlements
Fair Value at end of year	47,400,000	45,500,000
Fair Value, Inputs, Level 3 | Hedge Fund
Defined Benefit Plan Disclosure [Line Items]
Fair Value at beginning of year	29,200,000	29,700,000
Actual Return on Plan Assets	1,000,000	(500,000)
Settlements
Fair Value at end of year	$ 30,200,000	$ 29,200,000